INVENTORIES	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES	NOTE 4 – INVENTORIES
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2018 and December 31, 2017, is comprised of the following:

	June 30, 2018	December 31, 2017
Finished products	6,499	6,321
Production in process	3,858	4,049
Raw materials	5,607	5,883
Manufacturing supplies, spare parts and other [1]	1,781	1,733
Total	17,745	17,986

1.
Manufacturing supplies, spare parts and other consist of spare parts of 1.2 billion and manufacturing and other of 0.6 billion as of June 30, 2018. Manufacturing supplies, spare parts and other consist of spare parts of 1.3 billion and manufacturing and other of 0.4 billion as of December 31, 2017.

The amount of write-downs of inventories to net realizable value and slow moving items recognized as an expense was 166 and 196 during the six months ended June 30, 2018 and 2017, respectively.